Post-retirement benefits - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
Long-term improvement rate of Mortality Projections Model		1.00%
Pension schemes
Post-retirement benefits
Percentage of members assumed to transfer out	30.00%	30.00%
Pension schemes | UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	2.90%	3.00%
Rate of increase in salaries (as a percent)			0.00%
Rate of increase in pensions in payment (as a percent)	2.80%	2.80%	3.07%
Discount rate - defined benefit obligation (as a percent)	1.40%	2.00%
Discount rate - interest cost	1.10%	2.70%
Discount rate - service cost	1.40%	2.80%
Weighted average duration of the post-retirement scheme obligations	16 years
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years 4 months 24 days	22 years 4 months 24 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 8 months 12 days	23 years 8 months 12 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 10 months 24 days	23 years 8 months 12 days
Pension schemes | UK defined benefit plans | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 1 month 6 days	25 years
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	1.60%	1.50%
Rate of increase in salaries (as a percent)	3.10%	2.30%
Rate of increase in pensions in payment (as a percent)	1.60%	1.50%
Discount rate - defined benefit obligation (as a percent)	0.70%	1.30%
Discount rate - interest cost	0.50%	1.60%
Discount rate - service cost	0.80%	1.90%
Weighted average duration of the post-retirement scheme obligations	10 years
Pension schemes | Rest of Group defined benefit plans | US
Post-retirement benefits
Discount rate - defined benefit obligation (as a percent)	2.50%	3.20%
Discount rate - interest cost	1.80%	3.90%
Discount rate - service cost	1.70%	4.00%
Weighted average duration of the post-retirement scheme obligations	12 years
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 9 months 18 days	22 years
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 6 months	24 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 2 months 12 days	23 years 4 months 24 days
Pension schemes | Rest of Group defined benefit plans | US | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	26 years 1 month 6 days	26 years 7 months 6 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)	1.50%	1.80%
Rate of increase in salaries (as a percent)	3.00%	3.30%
Rate of increase in pensions in payment (as a percent)	1.50%	1.80%
Discount rate - defined benefit obligation (as a percent)	1.20%	1.50%
Discount rate - interest cost	1.00%	2.00%
Discount rate - service cost	1.20%	2.50%
Weighted average duration of the post-retirement scheme obligations	20 years
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 10 months 24 days	21 years 10 months 24 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 7 months 6 days	23 years 7 months 6 days
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	24 years 6 months	24 years 6 months
Pension schemes | Rest of Group defined benefit plans | SWEDEN | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	25 years 7 months 6 days	25 years 7 months 6 days